Debt - Notes Payable (FY) (Details) - Loan And Security Agreement - Term Loan 1 - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Notes payable, principal		$ 6,392,000
Add: accretion of final payment fee		378,000
Less: unamortized debt discount		(120,000)
Total notes payable	$ 0	$ 6,650,000